UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    February 13, 2012

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40
Form 13F Information Table Value (x $1000) Total:  $1908776


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AT&T INC                     CALL             00206R902     4536  150000 SH       SOLE                  150000        0
AON CORP                     COM              037389103    37440  800000 SH       SOLE                  800000        0        0
APPLE INC                    COM              037833100     4050   10000 SH       SOLE                   10000        0
APPLE INC                    CALL             037833900   133164  328800 SH       SOLE                  328800        0
BANK OF NEW YORK MELLON CORP COM              064058100     9619  483100 SH       SOLE                  483100        0
COCA COLA ENTERPRISES INC NE COM              19122T109    77866 3020388 SH       SOLE                 3020388        0        0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    53025 1406509 SH       SOLE                 1406509        0
FIDELITY NATL INFORMATION SV COM              31620M106    65512 2463793 SH       SOLE                 2463793        0        0
FISERV INC                   COM              337738108   111716 1901872 SH       SOLE                 1901872        0        0
FORD MTR CO DEL              PUT              345370950     2152  200000 SH       SOLE                  200000        0
FORTRESS INVESTMENT GROUP LL CL A             34958B106      338  100000 SH       SOLE                  100000        0
FUSION-IO INC                COM              36112J107     6655  275000 SH       SOLE                  275000        0        0
GAP INC DEL                  COM              364760108     3710  200000 SH       SOLE                  200000        0
ISHARES TR MSCI EMERG MKT    PUT              464287954    26558  700000 SH       SOLE                  700000        0
JPMORGAN CHASE & CO          COM              46625H100    28783  865661 SH       SOLE                  865661        0        0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   100136 6175513 SH       SOLE                 6175513        0        0
MSCI INC                     CL A             55354G100    51246 1556200 SH       SOLE                 1556200        0
MARKET VECTORS GOLD MINERS   CALL             57060U900    17743  345000 SH       SOLE                  345000        0
MASTERCARD INC               CL A             57636Q104    48212  129317 SH       SOLE                  129317        0
MOSAIC CO NEW                COM              61945C103     2017   40000 SH       SOLE                   40000        0
NII HLDGS INC                CL B NEW         62913F201     1278   60000 SH       SOLE                   60000        0
NEWS CORP                    CL A             65248E104   112408 6300900 SH       SOLE                 6300900        0        0
OCH ZIFF CAP MGMT GROUP      CL A             67551U105     1682  200000 SH       SOLE                  200000        0
ORACLE CORP                  COM              68389X105    45050 1756342 SH       SOLE                 1756342        0        0
PHILIP MORRIS INTL INC       COM              718172109   120299 1532860 SH       SOLE                 1532860        0        0
POPULAR INC                  COM              733174106      556  400000 SH       SOLE                  400000        0
PRAXAIR INC                  COM              74005P104    55353  517800 SH       SOLE                  517800        0        0
SPDR TRUST SERIES 1 ETF      PUT              78462F953   473888 3776000 SH       SOLE                 3776000        0
SPDR GOLD TRUST              GOLD SHS         78463V107    26370  173500 SH       SOLE                  173500        0        0
SCHWAB CHARLES CORP NEW      COM              808513105     2252  200000 SH       SOLE                  200000        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    10611  153500 SH       SOLE                  153500        0
FINANCIAL SELECT SECTOR SPDR CALL             81369Y905    45500 3500000 SH       SOLE                 3500000        0
THERMO FISHER SCIENTIFIC INC COM              883556102    59723 1328060 SH       SOLE                 1328060        0        0
UNION PAC CORP               COM              907818108    58397  551230 SH       SOLE                  551230        0        0
VISA INC                     COM CL A         92826C839    51598  508200 SH       SOLE                  508200        0        0
WELLPOINT INC                CALL             94973V907     1325   20000 SH       SOLE                   20000        0
WELLS FARGO & CO NEW         COM              949746101    14182  514580 SH       SOLE                  514580        0
WILLIAMS COS INC DEL         COM              969457100    25343  767500 SH       SOLE                  767500        0
YUM BRANDS INC               PUT              988498951    17703  300000 SH       SOLE                  300000        0
SINA CORP                    ORD              G81477104      780   15000 SH       SOLE                   15000        0